Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line items]
Deposits	$ 782,176	$ 764,857
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	134,129
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	256,881
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	391,166
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	742,566	725,849
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	39,610	39,008
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	258,666	252,894
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	14,922
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	141,767
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	101,977
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	443,533	435,499
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	107,619
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	114,847
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	221,067
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	20,109	20,009
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	11,588
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	267
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	8,254
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	59,868	56,455
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	59,868
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	86,377	84,460
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	531,980	526,186
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	12,502	12,927
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	108,289	101,141
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	6,282	5,691
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 36,746	$ 34,452